Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill by Segment
The changes in the carrying amount of goodwill by segment consisted of the following on the dates set forth below:

	Total	Clinical Development Services	Laboratory Services
Balance at December 31, 2017:
Goodwill	$1,887,805	$1,661,191	$226,614
Accumulated impairment losses	(97,085)	(69,806)	(27,279)
Goodwill, net	1,790,720	1,591,385	199,335
2018 Activity:
Translation adjustments	(38,707)	(38,707)	—
Goodwill impairment	(29,626)	(29,626)	—
Measurement period adjustments for prior acquisition	991	991	—
Balance at December 31, 2018:
Goodwill	1,850,089	1,623,475	226,614
Accumulated impairment losses	(126,711)	(99,432)	(27,279)
Goodwill, net	1,723,378	1,524,043	199,335
2019 Activity:
Translation adjustments	12,814	12,814	—
Goodwill recorded from current year acquisitions	27,912	27,912	—
Balance at December 31, 2019:
Goodwill	1,890,815	1,664,201	226,614
Accumulated impairment losses	(126,711)	(99,432)	(27,279)
Goodwill, net	$1,764,104	$1,564,769	$199,335

Schedule of Definite-Lived Intangible Assets
The estimated useful lives are as follows:

Trade names	10-23 years
Investigator/payer network	5-10 years
Technology/intellectual property	2-8 years
Know-how/processes	7-10 years
Backlog	1-6 years
Customer relationships	13-23 years
The Company’s definite-lived intangible assets were composed of the following on the dates set forth below:

	December 31,
	2019			2018
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Customer relationships	$884,788	$(415,427)	$469,361	$870,648	$(356,099)	$514,549
Trade names	372,210	(139,141)	233,069	368,189	(121,614)	246,575
Backlog	177,599	(175,571)	2,028	176,610	(172,884)	3,726
Investigator/payer network	236,082	(185,478)	50,604	233,356	(161,219)	72,137
Technology/intellectual property	8,600	(3,319)	5,281	3,500	(2,700)	800
Know-how/processes	586,971	(455,223)	131,748	582,011	(391,593)	190,418
Favorable leases	—	—	—	1,700	(932)	768
Total	$2,266,250	$(1,374,159)	$892,091	$2,236,014	$(1,207,041)	$1,028,973

Estimated Amortization Expense for Definite-Lived Intangible Assets
As of December 31, 2019, estimated amortization expense for definite-lived intangible assets for each of the next five years and thereafter was as follows:

Year	Amortization Expense
2020	$157,935
2021	145,842
2022	74,678
2023	67,652
2024	61,390
Thereafter	384,594
Total future amortization expense	$892,091